SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION
Schedule of assumptions used to value the share options granted to employees

	As of	As of	As of	As of	As of	As of	As of	As of
	May 25, 2018,	February 15, 2019,	October 15, 2020,	May 1, 2021,	June 16, 2022,	August 1, 2022,	August 1, 2022,	December 23, 2024,
	(date of	(date of	(date of	(date of	(date of	(date of	(date of	(date of
	inception)	inception)	inception)	inception)	inception)	inception)	inception)	inception)
	Batch 1	Batch 2	Batch 3	Batch 4		Batch 5‑1	Batch 5‑2	Batch 6
Risk-free interest rate (%)	2.93	2.66	0.74	0.74	3.20	2.59	2.59	4.53
Volatility (%)	38.70	38.70	37.60	38.00	47.80	48.10	48.10	50.00
Expected exercise multiple	2.80	2.30	2.30	2.30	2.80	2.80	2.20	2.80
Dividend yield	Nil	Nil	Nil	Nil	Nil	Nil	Nil	Nil
Expected life (in years)	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00
Exercise price (US$)	1.7951	1.7951	1.7951	1.2951	0.7951	0.7951	0.7951	0.2951
Fair value of ordinary shares (US$)	5.92	3.96	2.83	3.36	1.57	1.28	1.28	2.43

Summary of option activity under the ESOP

			Weighted average	Aggregate
	Number of	Weighted average	Grant date	Intrinsic
	options	exercise price	fair value	Value
Balance, December 31, 2021	25,946,770	1.30	3.92
Granted	13,613,000	0.80	1.54
Exercised	(1,817,288)	0.56	3.84	734,831
Forfeited	(1,687,224)	0.92	3.12
Balance, December 31, 2022	36,055,258	0.30	3.00
Granted	—	—	—
Exercised	(1,285,640)	0.30	3.33	381,706
Forfeited	(856,922)	0.30	1.94
Balance, December 31, 2023	33,912,696	0.30	3.00
Granted	42,906	0.30	2.42
Exercised	(1,221,920)	0.30	3.22	1,646,534
Forfeited	(262,902)	0.30	2.00
Balance, December 31, 2024	32,470,780	0.30	3.00
Vested or expected to vest at December 31, 2024	32,298,296	0.30		61,525,024
Exercisable at December 31, 2024	30,345,598	0.30		57,805,330

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2022	2023	2024
General and administrative - continuing operations	19,650,331	3,502,433	1,404,008
General and administrative - discontinued operations	4,262,666	1,968,341	974,328